Superannuation commitments - Contributions and Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Superannuation commitments
Employer contributions		$ 26	$ 28
Member contributions		10	11
Current service cost		44	33	$ 37
Net interest cost on net benefit liability		8	(2)	1
Total defined benefit expense		52	31	$ 38
Defined benefit balances recognised
Benefit obligation at end of the year		2,880	2,799
Fair value of plan assets at end of the year		2,350	2,464
Defined benefit surplus		71	73
Defined benefit deficit		(601)	(408)
Net surplus/(deficit)		$ (530)	$ (335)
Average duration of the defined benefit obligation		14 years	14 years
Forecast
Superannuation commitments
Expected contribution from the employer	$ 25
Parent Entity
Superannuation commitments
Employer contributions		$ 26	$ 27
Member contributions		10	11
Current service cost		43	32
Net interest cost on net benefit liability		8	(2)
Total defined benefit expense		51	30
Defined benefit balances recognised
Benefit obligation at end of the year		2,790	2,710
Fair value of plan assets at end of the year		2,295	2,405
Defined benefit surplus		71	73
Defined benefit deficit		(566)	(378)
Net surplus/(deficit)		$ (495)	$ (305)